Additional Disclosures on Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Carrying amount	€ 46,833	€ 59,646
Financial liabilities measured at amortized cost | Trade and other payables (non-current)
Disclosure of financial liabilities [line items]
Carrying amount	5,032	2,906
Fair value	4,290
Financial liabilities measured at amortized cost | Trade and other payables (current)
Disclosure of financial liabilities [line items]
Carrying amount	36,524	35,335
Financial liabilities measured at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Carrying amount	59
FVTPL | Warrants
Disclosure of financial liabilities [line items]
Carrying amount	5,218	21,405
Fair value	€ 5,218	€ 21,405